CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	$ 8,706,740	$ 1,437,848	$ 280,000
COST OF REVENUES	6,138,198	845,236	125,271
GROSS PROFIT	2,568,542	592,612	154,729
OPERATING EXPENSES:
Selling	1,504,483	438,596
General and administrative	2,612,675	1,873,646	3,311,155
Research and development	97,518	15,074
Impairment of goodwill	51,186,782
Total operating expenses	55,401,458	2,327,316	3,311,155
LOSS FROM OPERATIONS	(52,832,916)	(1,734,704)	(3,156,426)
OTHER INCOME (EXPENSE)
Interest income	19,965	200,530	1,366
Interest expense	(504,116)	(546,525)	(736,941)
Impairment of due from discontinued operations			(17,632,181)
Other (expense) income, net	(308,029)	1,212	85,396
Total other expense, net	(792,180)	(344,783)	(18,282,360)
LOSS BEFORE INCOME TAX EXPENSES	(53,625,096)	(2,079,487)	(21,438,786)
INCOME TAX EXPENSE		21,008
NET LOSS FROM CONTINUING OPERATIONS	(53,625,096)	(2,100,495)	(21,438,786)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes			(4,287,657)
Net gain on sale of discontinued operations, net of applicable income taxes			22,858,286
NET PROFIT FROM DISCONTINUED OPERATIONS			18,570,629
NET LOSS	(53,625,096)	(2,100,495)	(2,868,157)
Less: Net loss attributable to non-controlling interest from continuing operations	(1,553,058)	(1,458)
Net loss attributable to non-controlling interest from discontinued operations			(291,626)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(52,072,038)	(2,099,037)	(2,576,531)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,662,795	(64,314)	393,604
TOTAL COMPREHENSIVE LOSS	(51,962,301)	(2,164,809)	(2,474,553)
Less: Comprehensive income (loss) attributable to non-controlling interests from continuing operations	(1,502,289)	(3,594)
Comprehensive loss attributable to non-controlling interests from discontinued operations			(282,920)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (50,460,012)	$ (2,161,215)	$ (2,191,633)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Weighted Average Number of Shares Outstanding, Diluted	8,016,446	1,995,629	393,572
(LOSS) EARNING PER SHARE - BASIC AND DILUTED
Earnings Per Share, Diluted	$ (6.50)	$ (1.05)	$ (54.47)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share			$ 47.93